Cover	Nov. 03, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	000-54853
Entity Registrant Name	SmartMetric, Inc.
Entity Central Index Key	0001301991
Entity Tax Identification Number	05-0543557
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3960 Howard Hughes Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89109
City Area Code	(702)
Local Phone Number	990-3687
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false